Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,906,314.58

Principal:
Principal Collections	$16,491,237.86
Prepayments in Full	$10,361,920.03
Liquidation Proceeds	$294,624.53
Recoveries	$37,661.93
Sub Total	$27,185,444.35
Collections	$29,091,758.93

Purchase Amounts:
Purchase Amounts Related to Principal	$212,356.60
Purchase Amounts Related to Interest	$1,123.15
Sub Total	$213,479.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,305,238.68

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$29,305,238.68
Servicing Fee	$431,484.70	$431,484.70	$0.00	$0.00	$28,873,753.98
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,873,753.98
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,873,753.98
Interest - Class A-3 Notes	$139,232.60	$139,232.60	$0.00	$0.00	$28,734,521.38
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$28,665,068.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,665,068.88
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$28,627,243.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,627,243.46
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$28,597,425.46
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,597,425.46
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$28,556,644.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,556,644.96
Regular Principal Payment	$26,382,723.15	$26,382,723.15	$0.00	$0.00	$2,173,921.81
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,173,921.81
Residuel Released to Depositor	$0.00	$2,173,921.81	$0.00	$0.00	$0.00
Total		$29,305,238.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,382,723.15
Total					$26,382,723.15
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,382,723.15	$62.71	$139,232.60	$0.33	$26,521,955.75	$63.04
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$26,382,723.15	$19.66	$317,109.02	$0.24	$26,699,832.17	$19.90

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$303,780,209.15	0.7220827	$277,397,486.00	0.6593713
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$502,720,209.15	0.3745941	$476,337,486.00	0.3549354

Pool Information
Weighted Average APR	4.261%	4.261%
Weighted Average Remaining Term	36.89	36.07
Number of Receivables Outstanding	33,461	32,584
Pool Balance	$517,781,636.29	$490,199,317.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$503,719,900.78	$476,923,442.86
Pool Factor	0.3825766	0.3621966

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$7,352,989.77
Yield Supplement Overcollateralization Amount	$13,275,875.12
Targeted Overcollateralization Amount	$13,861,831.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,861,831.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	23

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		95	$222,179.29
(Recoveries)		70	$37,661.93
Net Losses for Current Collection Period			$184,517.36
Cumulative Net Losses Last Collection Period			$4,923,502.81
Cumulative Net Losses for all Collection Periods			$5,108,020.17

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.43%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.85%	513	$9,067,247.64
61-90 Days Delinquent	0.21%	50	$1,008,389.16
91-120 Days Delinquent	0.04%	12	$214,773.27
Over 120 Days Delinquent	0.10%	26	$510,314.03
Total Delinquent Receivables	2.20%	601	$10,800,724.10

Repossession Inventory:
Repossessed in the Current Collection Period		21	$428,229.41
Total Repossessed Inventory		36	$752,960.34

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.9419%
Preceding Collection Period			0.7020%
Current Collection Period			0.4393%
Three Month Average			0.6944%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2513%
Preceding Collection Period			0.2540%
Current Collection Period			0.2701%
Three Month Average			0.2585%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer